Risk Management and Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Contracts

The following derivative contracts were in place at June 30, 2017:

	Remainder 2017	2018	2019
Crude Oil Derivative Contracts:
Fixed price swap contracts:
Volume (Bbls)	1,185,971	5,023,163	3,284,623
Weighted-average fixed price	$52.57	$53.29	$53.80
Collar contracts:
Volume (Bbls)	28,240	25,096	—
Weighted-average floor price	$50.00	$50.00	$—
Weighted-average ceiling price	$62.10	$62.10	$—
Put options:
Volume (Bbls)	1,215,036	597,850	410,525
Weighted-average floor price	$55.00	$50.00	$50.00
Weighted-average put premium	$(4.77)	$(5.95)	$(5.95)
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Volume (MMBtu)	4,000,500	11,565,800	9,877,900
Weighted-average fixed price	$3.12	$3.03	$2.81
Collar contracts:
Volume (MMBtu)	2,760,000	—	—
Weighted-average floor price	$3.00	$—	$—
Weighted-average ceiling price	$3.36	$—	$—
Put options:
Volume (MMBtu)	2,971,208	—	—
Weighted-average floor price	$3.40	$—	$—
Weighted-average put premium	$(0.37)	$—	$—

The following derivative contracts were in place at December 31, 2016:

	2017	2018	2019
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Volume (MMBtu)	9,029,600	11,565,800	9,877,900
Weighted-average fixed price	$3.15	$3.03	$2.81
Collar contracts:
Volume (MMBtu)	5,520,000	—	—
Weighted-average floor price	$3.00	$—	$—
Weighted-average ceiling price	$3.36	$—	$—
Put options:
Volume (MMBtu)	1,068,350	—	—
Weighted-average floor price	$3.40	$—	$—
Weighted-average put premium	$(0.35)	$—	$—
Crude Oil Derivative Contracts:
Fixed price swap contracts:
Volume (Bbls)	2,146,300	1,638,500	1,381,300
Weighted-average fixed price	$52.90	$53.68	$54.92
Collar contracts:
Volume (Bbls)	60,784	25,096	—
Weighted-average floor price	$50.00	$50.00	$—
Weighted-average ceiling price	$62.10	$62.10	$—
Put options:
Volume (Bbls)	636,400	—	—
Weighted-average floor price	$55.00	$—	$—
Weighted-average put premium	$(4.76)	$—	$—

Summary of Gross Fair Value and Net Recorded Fair Value of Derivative Instruments by Appropriate Balance Sheet Classification

The following table summarizes both: (i) the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the balance sheet and (ii) the net recorded fair value as reflected on the balance sheet at June 30, 2017 and December 31, 2016 (in thousands). There was no cash collateral received or pledged associated with our derivative instruments since the counterparties to our derivative contracts are lenders under our credit agreement.

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Commodity contracts	Short-term derivative instruments	$28,543	$4	$1,173	$14,091
Netting arrangements	Short-term derivative instruments	(351)	(4)	(351)	(4)

Net recorded fair value		$28,192	$—	$822	$14,087

Commodity contacts	Long-term derivative instruments	$24,836	$3	$450	$8,094
Netting arrangements	Long-term derivative instruments	(401)	(3)	(401)	(3)

Net recorded fair value		$24,435	$—	$49	$8,091

The following table summarizes both: (i) the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the balance sheet and (ii) the net recorded fair value as reflected on the balance sheet at December 31, 2016 and 2015. There was no cash collateral received or pledged associated with our derivative instruments since the counterparties to our derivative contracts are lenders under our collective credit agreements.

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	2016	2015	2016	2015
Commodity contracts	Short-term derivative instruments	$4	$7,108	$14,091	$32
Netting arrangements	Short-term derivative instruments	(4)	(32)	(4)	(32)

Net recorded fair value		$—	$7,076	$14,087	$—

Commodity contacts	Long-term derivative instruments	$3	$2,656	$8,094	$216
Netting arrangements	Long-term derivative instruments	(3)	(216)	(3)	(216)

Net recorded fair value		$—	$2,440	$8,091	$—

Schedule of Gains and Losses Related to Derivative Instruments

The following table details the gains and losses related to derivative instruments for the three and six months ending June 30, 2017 and 2016 (in thousands):

	Statements of Operations Location	For the Three Months Ended June 30,		For the Six Months Ended June 30,
		2017	2016	2017	2016
Commodity derivative contracts	(Gain) loss on derivative instruments	$(46,116)	$15,610	$(77,407)	$12,364

The following table details the gains and losses related to derivative instruments for the years ending December 31, 2016, 2015 and 2014:

	Statements of Operations Location	For the Year Ended December 31,
		2016	2015	2014
Commodity derivative contracts	(Gain) loss on commodity derivatives	$26,771	$(13,854)	$(6,514)